UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: One Maritime Plaza, Suite 1300
         San Francisco, CA  94111

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     415-981-5401

Signature, Place, and Date of Signing:

     /s/  Andrew J. McDonald     San Francisco, CA     August 05, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $696,572 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107     6211    87129 SH       SOLE                    87129        0        0
BAXTER INTERNATIONAL           RIGHTSC          071813125        0    66000 SH       SOLE                    66000        0        0
CARDINAL HEALTH INC            COM              14149Y108    67885   969092 SH       SOLE                   969092        0        0
CHEVRONTEXACO CORP             COM              166764100      254     2700 SH       SOLE                     2700        0        0
CLOROX CO DEL                  COM              189054109    87669  1630147 SH       SOLE                  1630147        0        0
CYPRESS SEMICONDUCTOR CORP     NOTE  3.750% 7/0 232806AF6     1405  1407000 PRN      SOLE                  1407000        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109      222     5000 SH       SOLE                     5000        0        0
EXXON MOBIL CORP               COM              30231G102      235     5296 SH       SOLE                     5296        0        0
FEDERAL HOME LN MTG CORP       COM              313400301    26851   424185 SH       SOLE                   424185        0        0
FEDERAL NATL MTG ASSN          COM              313586109      271     3800 SH       SOLE                     3800        0        0
GENERAL ELEC CO                COM              369604103      319     9850 SH       SOLE                     9850        0        0
IRON MTN INC PA                COM              462846106    24732   512475 SH       SOLE                   512475        0        0
LIZ CLAIBORNE INC              COM              539320101    16731   465017 SH       SOLE                   465017        0        0
LSI LOGIC CORP                 NOTE  4.000%11/0 502161AG7     1466  1500000 PRN      SOLE                  1500000        0        0
MICROSOFT CORP                 COM              594918104    67213  2353400 SH       SOLE                  2353400        0        0
NIKE INC                       CL B             654106103    55299   730015 SH       SOLE                   730015        0        0
PAYCHEX INC                    COM              704326107    18728   552772 SH       SOLE                   552772        0        0
PROGRESSIVE CORP OHIO          COM              743315103    87869  1030116 SH       SOLE                  1030116        0        0
SEALED AIR CORP NEW            COM              81211K100    41935   787220 SH       SOLE                   787220        0        0
US BANCORP DEL                 COM NEW          902973304      275     9993 SH       SOLE                     9993        0        0
VIACOM INC                     CL B             925524308    59676  1670657 SH       SOLE                  1670657        0        0
WATERS CORP                    COM              941848103    63823  1335770 SH       SOLE                  1335770        0        0
WELLS FARGO & CO NEW           COM              949746101    67503  1179508 SH       SOLE                  1179508        0        0